Virtus AllianzGI Convertible Fund, Virtus AllianzGI High Yield Bond Fund

and Virtus AllianzGI Short Duration High Income Fund

(each a “Fund”, and together, the “Funds”),

each a series of Virtus Strategy Trust

Supplement dated February 7, 2022 to the Summary Prospectuses and the Virtus Strategy Trust Statutory Prospectus, each dated January 28, 2022

Important Notice to Investors

Effective March 1, 2022, Douglas G. Forsyth will be stepping down as portfolio manager for the Funds.

Also effective March 1, 2022, William (Brit) L. Stickney will step down as portfolio manager of Virtus AllianzGI High Yield Bond Fund. Concurrently, Justin Kass, CFA will be added as portfolio manager to Virtus AllianzGI High Yield Bond Fund and Virtus AllianzGI Short Duration High Income Fund; David J. Oberto will be added as portfolio manager to Virtus AllianzGI Convertible Fund; and Michael E. Yee will be added as portfolio manager to Virtus AllianzGI Convertible Fund and Virtus AllianzGI High Yield Bond Fund. Additional disclosures resulting from the portfolio manager changes are described below.

Virtus AllianzGI Convertible Fund

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus will be replaced in its entirety with the following:

> Justin Kass, CFA, portfolio manager and managing director, has managed the fund since 2003.

> David J. Oberto, portfolio manager and director, has managed the fund since March 2022.

> Michael E. Yee, portfolio manager and managing director, has managed the fund since March 2022.

Virtus AllianzGI High Yield Bond Fund

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus will be replaced in its entirety with the following:

> Justin Kass, CFA, portfolio manager and managing director, has managed the fund since March 2022.

> David J. Oberto, portfolio manager and director, has managed the fund since 2017.

> Michael E. Yee, portfolio manager and managing director, has managed the fund since March 2022.

Virtus AllianzGI Short Duration High Income Fund

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus will be replaced in its entirety with the following:

> James Dudnick, CFA, portfolio manager and director, has managed the fund since 2014.

> Steven Gish, CFA, portfolio manager and director, has managed the fund since 2014.

> Justin Kass, CFA, portfolio manager and managing director, has managed the fund since March 2022.

All Funds

In the Management of the Funds section under “Portfolio Management” on page 127 of the Funds’ statutory prospectus, the rows for the Funds in the table under the subheading “AllianzGI” will be replaced with the following:

Virtus AllianzGI Convertible Fund	Justin Kass, CFA (since 2003) David J. Oberto (since March 2022) Michael E. Yee (since March 2022)
Virtus AllianzGI High Yield Bond Fund	Justin Kass, CFA (since March 2022) David J. Oberto (since 2017) Michael E. Yee (since March 2022)
Virtus AllianzGI Short Duration High Income Fund	James Dudnick, CFA (since 2014) Steven Gish, CFA (since 2014) Justin Kass, CFA (since March 2022)

The portfolio manager biographies under the referenced table will be amended by removing the references to Douglas G. Forsyth, CFA and William (Brit) L. Stickney, and adding the following for Michael E. Yee:

Michael E. Yee. Mr. Yee is a portfolio manager and a managing director with Allianz Global Investors, which he joined in 1995. He has portfolio management, research and trading responsibilities for the Income and Growth Strategies team. He is also a lead portfolio manager for the firm’s Income and Growth strategy since its inception in 2007. In addition, Mr. Yee is responsible for managing multiple closed-end and open-end mutual funds. Mr. Yee was previously an analyst for the Global and Systematic team with responsibilities focused on U.S. large-cap equity strategies. In addition, he also worked in global portfolio administration and in client service. He has 28 years of investment industry experience. Mr. Yee was previously a financial consultant for Priority One Financial/Liberty Foundation. He has a B.S. from the University of California, San Diego, and an M.B.A. from San Diego State University.

All other disclosure concerning the Funds, including fees, expenses, investment objective, strategies and risks will remain unchanged.

Investors should retain this supplement with the Prospectuses for future reference.

VST 8060 I&G Team PM Changes (2/2022)

Virtus AllianzGI Convertible Fund, Virtus AllianzGI High Yield Bond Fund

and Virtus AllianzGI Short Duration High Income Fund

(each a “Fund”, and together, the “Funds”),

each a series of Virtus Strategy Trust

Supplement dated February 7, 2022 to the Virtus Strategy Trust

Statement of Additional Information (“SAI”), dated January 28, 2022

Important Notice to Investors

Effective March 1, 2022, Douglas G. Forsyth will be stepping down as portfolio manager for the Funds.

Also effective March 1, 2022, William (Brit) L. Stickney will step down as portfolio manager of Virtus AllianzGI High Yield Bond Fund. Concurrently, Justin Kass, CFA will be added as portfolio manager to Virtus AllianzGI High Yield Bond Fund and Virtus AllianzGI Short Duration High Income Fund; David J. Oberto will be added as portfolio manager to Virtus AllianzGI Convertible Fund; and Michael E. Yee will be added as portfolio manager to Virtus AllianzGI Convertible Fund and Virtus AllianzGI High Yield Bond Fund. Additional disclosures resulting from the portfolio manager changes are described below.

The disclosure for the Funds in the table under “Portfolio Managers” on page 125 of the SAI will be amended by replacing the rows for the Funds with the following:

Fund	Portfolio Manager(s)
Virtus AllianzGI Convertible Fund	Justin Kass, CFA
David J. Oberto
Michael E. Yee

Virtus AllianzGI High Yield Bond Fund	Justin Kass, CFA
David J. Oberto
Michael E. Yee

Virtus AllianzGI Short Duration High Income Fund	James Dudnick, CFA
Steven Gish, CFA
Justin Kass, CFA

The footnote referencing Mr. Forsyth at the bottom of the table will be removed.

The disclosure in the table under “Other Accounts Managed (No Performance-Based Fees)” beginning on page 126 of the SAI will be amended by removing the references to Messrs. Forsyth and Stickney, by updating the rows for Messrs. Kass and Oberto and by adding a row for Mr. Yee with the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Justin Kass, CFA[2]	8	$11.7 billion	8	$45.3 billion	7	$2.31 billion
David J. Oberto[2]	2	$7.78 billion	8	$45.3 billion	7	$2.31 billion
Michael E. Yee[2]	3	$8.98 billion	8	$45.3 billion	7	$2.31 billion

2 As of December 31, 2021.

The disclosure in the table under “Other Accounts Managed (With Performance-Based Fees)” beginning on page 127 of the SAI will be amended by removing the references to Messrs. Forsyth and Stickney, by updating the rows for Messrs. Kass and Oberto and by adding a row for Mr. Yee with the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Justin Kass, CFA	0	N/A	1	$2.45 billion	0	N/A
David J. Oberto	0	N/A	1	$2.45 billion	0	N/A
Michael E. Yee**	0	N/A	1	$2.45 billion	0	N/A

** As of December 31, 2021.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 130 of the SAI will be amended by removing the references to Messrs. Forsyth and Stickney, by updating the rows for Messrs. Kass and Oberto and by adding a row for Mr. Yee with the following information and an associated footnote:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in Similar Investment Strategies
Justin Kass, CFA	Virtus AllianzGI Convertible Fund	Over $1,000,000	None
	Virtus AllianzGI High Yield Bond Fund	None[4]	None[4]
	Virtus AllianzGI Short Duration High Income Fund	Over $1,000,000[4]	None[4]
David J. Oberto	Virtus AllianzGI Convertible Fund	$500,001 - $1,000,000[5]	None[5]
	Virtus AllianzGI High Yield Bond Fund	$100,001 - $500,000	None
Michael E. Yee	Virtus AllianzGI Convertible Fund	$100,001 - $500,000[6]	None[6]
	Virtus AllianzGI High Yield Bond Fund	None[6]	None[6]

4As of December 31, 2021. Mr. Kass will become a Portfolio Manager of the Virtus AllianzGI High Yield Bond Fund and Virtus AllianzGI Short Duration High Income Fund effective March 1, 2022.

5 As of December 31, 2021. Mr. Oberto will become a Portfolio Manager of the Virtus AllianzGI Convertible Fund effective March 1, 2022.

6 As of December 31, 2021. Mr. Yee will become a Portfolio Manager of the Virtus AllianzGI Convertible Fund and Virtus AllianzGI High Yield Bond Fund effective March 1, 2022.

Investors should retain this supplement with the SAI for future reference.

VST 8060B I&G Team PM Changes (2/2022)